Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Intangible assets	€ 39,254	€ 24,927
Property, plant and equipment	73,786	66,052
Deferred tax assets	4,207	4,205
Non-current R&D incentives receivables	102,790	93,407
Other non-current assets	9,523	14,091
Non-current assets	229,559	202,682
Trade and other receivables	31,351	54,009
Current R&D incentives receivables	13,839	21,949
Current financial investments	3,182,276	3,919,216
Cash and cash equivalents	2,384,220	1,861,616
Other current assets	10,319	9,138
Current assets	5,622,005	5,865,927
Total assets	5,851,564	6,068,609
Equity and liabilities
Share capital	290,462	287,282
Share premium account	2,723,671	2,703,583
Other reserves	(4,900)	(4,842)
Translation differences	(746)	(1,142)
Accumulated losses	(235,224)	(109,223)
Total equity	2,773,263	2,875,658
Retirement benefit liabilities	8,511	8,263
Non-current lease liabilities	20,384	19,558
Other non-current liabilities	10,691	6,989
Non-current deferred income	2,420,177	2,586,348
Non-current liabilities	2,459,763	2,621,158
Current lease liabilities	6,872	5,826
Trade and other liabilities	179,432	143,434
Current tax payable	1,262	2,037
Current financial instruments	27,316	6,198
Current deferred income	403,656	414,298
Current liabilities	618,538	571,793
Total liabilities	3,078,301	3,192,951
Total equity and liabilities	€ 5,851,564	€ 6,068,609